Note 14 - Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Other	$ 3	$ 0	$ 7	$ 0	$ 1	$ 14
Total	293	171	542	304	639	524
Selling and Marketing Expense [Member]
Salary and employee benefits	179	160	347	289	611	432
Professional fees	89	5	142	5	6	27
Travel	$ 22	$ 6	$ 46	$ 10	$ 21	$ 51